Income Taxes - Deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accounts receivable-trade	¥ 15,234	¥ 69,203	¥ 13,485
Provision for bad debt	42,338	16,871	50,551
Goodwill		6,351
Accrued Vacation	22,624	17,520
Asset retirement obligation	119,049	82,506	91,552
Operating lease liability	725,716	591,108	576,867
Operating loss carryforwards	689,210	717,011	716,518
Other	52,553	54,244	69,603
Gross deferred tax assets	1,666,724	1,554,814	1,518,576
Valuation allowance	(662,100)	(712,685)	(771,441)
Total deferred tax assets	1,004,624	842,129	747,135
Deferred tax liabilities:
Property and equipment	(67,454)	(51,925)	(65,590)
Goodwill	(34,070)		(15,018)
Intangible assets	(78,137)	(142,789)	(101,025)
Right-of-use asset-operating lease	(722,724)	(558,538)	(558,538)
Acquisition Costs		(20,003)
Other	(604)	(68,874)	(6,964)
Total deferred tax liabilities	(902,988)	(842,129)	(747,135)
Net deferred tax assets	101,636
Increase (decrease) in valuation allowance	¥ 50,585	¥ 58,756	¥ 646,065